UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F


FORM 13F COVER PAGE

"Report for Calendar Year or Quarter Ended:  Sept. 30, 1999"

Check here if Amendment [ X ]; Amendment Number:
This Amendment (Check one.): [   ] is a restatement.

               [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		"Cadinha & Co., Inc."
Address:	"900 Fort Street Mall, Suite 1240"
		"Honolulu, Hawaii  96813"

13F File Number:	28-4292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all information" "contained herein is true, correct and complete, and that it is"
"understood that all required items, statements, schedules, lists and" "tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:		Patricia Y. Phares
Title:		Vice President
Phone:		(808) 523-9488
"Signature, Place, and Date of Signing:"
	"Patricia Y. Phares,"		"Honolulu, HI"		10/5/99

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[     ]	13F NOTICE.

[     ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.






FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:					"4,352,152"

Form 13F Information Table Value Total:					"$191,861 (x $1,000)"


									(SEC USE ONLY)
Page 1 of 1			Name of Reporting Manager  Patricia Y. Phares
Name of Issr.	Title of Cl.	CUSIP	Fair Mkt Val.	Shrs. of Prin. Amt.	(a) Sole
(b) Shr.-As Def. in Instr. V	(C) Shr.-Oth.	Mgrs. See Instr. V	(a) Sole	(b)
Shr.	(C) None
Abbott Labs	COM	2824100	10801	294412	X			N/A	X
Automatic Data Process.	COM	53015103	13052	292474	X			N/A	X
Exxon Corp.	COM	302290101	19779	260244	X			N/A	X
General Elec. Co.	COM	369604103	19255	162405	X			N/A	X
Home Depot Inc.	COM	437076102	13538	197269	X			N/A	X
IBM Corp.	COM	459200101	15371	127034	X			N/A	X
Intel Corp.	COM	458140100	14714	198008	X			N/A	X
Johnson & Johnson	COM	478160104	20778	226160	X			N/A	X
Lucent Tech.	COM	549463107	19118	294694	X			N/A	X
"Pepsico, Inc."	COM	713448108	7459	244551	X			N/A	X
Walgreen Co.	COM	931422109	13242	521841	X			N/A	X
Webs-German Ind. Ser.	COM	92923H608	10130	483830	X			N/A	X
Webs-Japan Ind. Ser.	COM	92923H889	14624	1049230	X			N/A	X
COLUMN TOTALS			191861	4352152